Taxation - Schedule of Unrecognized Tax Benefits (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Unrecognized Tax Benefits [Abstract]
Balance at the beginning of the period		¥ (21,176)	¥ (21,176)
Changes of unrecognized tax benefits		560
Balance at the end of the period		¥ (20,616)